Summary of Significant Accounting Policies (Details) - Schedule of Company’s Assets Measured at Fair Value - Vaso Corporation and Subsidaries [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Assets Measured at Fair Value [Line Items]
Cash equivalents invested in money market funds and treasury bills	$ 10,522,000	$ 7,934,000
Bank deposits (included in short term investments)	424,000	433,000
Fair Value of Assets	10,946,000	8,367,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Company’s Assets Measured at Fair Value [Line Items]
Cash equivalents invested in money market funds and treasury bills	10,522,000	7,934,000
Bank deposits (included in short term investments)	424,000	433,000
Fair Value of Assets	10,946,000	8,367,000
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company’s Assets Measured at Fair Value [Line Items]
Cash equivalents invested in money market funds and treasury bills
Fair Value of Assets
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Company’s Assets Measured at Fair Value [Line Items]
Cash equivalents invested in money market funds and treasury bills
Fair Value of Assets